INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 1)		12 Months Ended
		Mar. 31, 2018 USD ($) Number	Mar. 31, 2017 USD ($) Number
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number		13	7
Sale of Underlying Operating Partnership | Number		1	1
Partnership Proceeds from Disposition | $	[1]	$ 1,127,941	$ 352,554
Gain on Disposition | $		$ 1,127,941	$ 402,562
Series 15 [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number		4	1
Sale of Underlying Operating Partnership | Number		0	0
Partnership Proceeds from Disposition | $	[1]	$ 265,241	$ 16,000
Gain on Disposition | $		$ 265,241	$ 16,000
Series 16 [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number		5	2
Sale of Underlying Operating Partnership | Number		0	1
Partnership Proceeds from Disposition | $	[1]	$ 262,894	$ 266,076
Gain on Disposition | $		$ 262,894	$ 316,084
Series 17 [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number		1	4
Sale of Underlying Operating Partnership | Number		0	0
Partnership Proceeds from Disposition | $	[1]	$ 22,000	$ 70,478
Gain on Disposition | $		$ 22,000	$ 70,478
Series 18 [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number		0	0
Sale of Underlying Operating Partnership | Number		1	0
Partnership Proceeds from Disposition | $	[1]	$ 508,704	$ 0
Gain on Disposition | $		$ 508,704	$ 0
Series 19 [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number		3	0
Sale of Underlying Operating Partnership | Number		0	0
Partnership Proceeds from Disposition | $	[1]	$ 69,102	$ 0
Gain on Disposition | $		$ 69,102	$ 0

[1]	Fund proceeds from disposition does not include $50,008 which was due to a writeoff of capital contributions payable to Series 16. Under the terms of the Fund’s investment in each operating limited partnership, the Fund is required to make capital contributions to the operating limited partnerships. These contributions are payable in installments over several years upon each operating limited partnership achieving specified levels of construction and/or operations.